Distribution Date:	01/16/26	CSAIL 2018-CX12 Commercial Mortgage Trust
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-CX12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595XAQ6	3.219700%	15,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595XAR4	4.142000%	136,474,000.00	72,032,891.47	19,296.58	248,633.53	0.00	0.00	267,930.11	72,013,594.89	34.91%	30.00%
A-3	12595XAS2	3.958500%	115,000,000.00	115,000,000.00	0.00	379,356.25	0.00	0.00	379,356.25	115,000,000.00	34.91%	30.00%
A-4	12595XAT0	4.224400%	173,994,000.00	173,994,000.00	0.00	612,516.88	0.00	0.00	612,516.88	173,994,000.00	34.91%	30.00%
A-SB	12595XAU7	4.162800%	29,404,000.00	14,933,728.04	496,307.48	51,805.10	0.00	0.00	548,112.58	14,437,420.56	34.91%	30.00%
A-S	12595XAX1	4.463400%	67,267,000.00	67,267,000.00	0.00	250,199.61	0.00	0.00	250,199.61	67,267,000.00	23.25%	20.00%
B	12595XAY9	4.613800%	23,543,000.00	23,543,000.00	0.00	90,518.91	0.00	0.00	90,518.91	23,543,000.00	19.17%	16.50%
C	12595XAZ6	4.721832%	26,906,000.00	26,906,000.00	0.00	105,871.35	0.00	0.00	105,871.35	26,906,000.00	14.50%	12.50%
D	12595XAC7	3.221832%	17,970,000.00	17,970,000.00	0.00	48,246.94	0.00	0.00	48,246.94	17,970,000.00	11.39%	9.83%
E-RR	12595XAF0	4.721832%	12,300,000.00	12,300,000.00	0.00	48,398.78	0.00	0.00	48,398.78	12,300,000.00	9.25%	8.00%
F-RR	12595XAH6	4.721832%	15,976,000.00	15,976,000.00	0.00	62,863.33	0.00	0.00	62,863.33	15,976,000.00	6.48%	5.63%
G-RR	12595XAK9	4.721832%	7,567,000.00	7,567,000.00	0.00	29,775.09	0.00	0.00	29,775.09	7,567,000.00	5.17%	4.50%
NR-RR*	12595XAM5	4.721832%	30,270,369.00	29,836,620.19	0.00	42,980.19	0.00	0.00	42,980.19	29,836,620.19	0.00%	0.00%
R	12595XAN3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			672,661,369.00	577,326,239.70	515,604.06	1,971,165.96	0.00	0.00	2,486,770.02	576,810,635.64

X-A	12595XAV5	0.545618%	538,129,000.00	443,227,619.51	0.00	201,527.32	0.00	0.00	201,527.32	442,712,015.45
X-B	12595XAW3	0.050415%	50,449,000.00	50,449,000.00	0.00	2,119.50	0.00	0.00	2,119.50	50,449,000.00
X-D	12595XAA1	1.500000%	17,970,000.00	17,970,000.00	0.00	22,462.50	0.00	0.00	22,462.50	17,970,000.00
Notional SubTotal			606,548,000.00	511,646,619.51	0.00	226,109.32	0.00	0.00	226,109.32	511,131,015.45

Deal Distribution Total					515,604.06	2,197,275.28	0.00	0.00	2,712,879.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595XAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595XAR4	527.81402663	0.14139382	1.82183808	0.00000000	0.00000000	0.00000000	0.00000000	1.96323190	527.67263281
A-3	12595XAS2	1,000.00000000	0.00000000	3.29875000	0.00000000	0.00000000	0.00000000	0.00000000	3.29875000	1,000.00000000
A-4	12595XAT0	1,000.00000000	0.00000000	3.52033334	0.00000000	0.00000000	0.00000000	0.00000000	3.52033334	1,000.00000000
A-SB	12595XAU7	507.88083390	16.87891035	1.76183853	0.00000000	0.00000000	0.00000000	0.00000000	18.64074888	491.00192355
A-S	12595XAX1	1,000.00000000	0.00000000	3.71950005	0.00000000	0.00000000	0.00000000	0.00000000	3.71950005	1,000.00000000
B	12595XAY9	1,000.00000000	0.00000000	3.84483328	0.00000000	0.00000000	0.00000000	0.00000000	3.84483328	1,000.00000000
C	12595XAZ6	1,000.00000000	0.00000000	3.93486025	0.00000000	0.00000000	0.00000000	0.00000000	3.93486025	1,000.00000000
D	12595XAC7	1,000.00000000	0.00000000	2.68486032	0.00000000	0.00000000	0.00000000	0.00000000	2.68486032	1,000.00000000
E-RR	12595XAF0	1,000.00000000	0.00000000	3.93486016	0.00000000	0.00000000	0.00000000	0.00000000	3.93486016	1,000.00000000
F-RR	12595XAH6	1,000.00000000	0.00000000	3.93486042	0.00000000	0.00000000	0.00000000	0.00000000	3.93486042	1,000.00000000
G-RR	12595XAK9	1,000.00000000	0.00000000	3.93486058	0.00000000	0.00000000	0.00000000	0.00000000	3.93486058	1,000.00000000
NR-RR	12595XAM5	985.67084498	0.00000000	1.41987665	2.45860036	2.45860036	0.00000000	0.00000000	1.41987665	985.67084498
R	12595XAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595XAV5	823.64566769	0.00000000	0.37449630	0.00000000	0.00000000	0.00000000	0.00000000	0.37449630	822.68752557
X-B	12595XAW3	1,000.00000000	0.00000000	0.04201273	0.00000000	0.00000000	0.00000000	0.00000000	0.04201273	1,000.00000000
X-D	12595XAA1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/25 - 12/30/25	30	0.00	248,633.53	0.00	248,633.53	0.00	0.00	0.00	248,633.53	0.00
A-3	12/01/25 - 12/30/25	30	0.00	379,356.25	0.00	379,356.25	0.00	0.00	0.00	379,356.25	0.00
A-4	12/01/25 - 12/30/25	30	0.00	612,516.88	0.00	612,516.88	0.00	0.00	0.00	612,516.88	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	51,805.10	0.00	51,805.10	0.00	0.00	0.00	51,805.10	0.00
X-A	12/01/25 - 12/30/25	30	0.00	201,527.32	0.00	201,527.32	0.00	0.00	0.00	201,527.32	0.00
X-B	12/01/25 - 12/30/25	30	0.00	2,119.50	0.00	2,119.50	0.00	0.00	0.00	2,119.50	0.00
X-D	12/01/25 - 12/30/25	30	0.00	22,462.50	0.00	22,462.50	0.00	0.00	0.00	22,462.50	0.00
A-S	12/01/25 - 12/30/25	30	0.00	250,199.61	0.00	250,199.61	0.00	0.00	0.00	250,199.61	0.00
B	12/01/25 - 12/30/25	30	0.00	90,518.91	0.00	90,518.91	0.00	0.00	0.00	90,518.91	0.00
C	12/01/25 - 12/30/25	30	0.00	105,871.35	0.00	105,871.35	0.00	0.00	0.00	105,871.35	0.00
D	12/01/25 - 12/30/25	30	0.00	48,246.94	0.00	48,246.94	0.00	0.00	0.00	48,246.94	0.00
E-RR	12/01/25 - 12/30/25	30	0.00	48,398.78	0.00	48,398.78	0.00	0.00	0.00	48,398.78	0.00
F-RR	12/01/25 - 12/30/25	30	0.00	62,863.33	0.00	62,863.33	0.00	0.00	0.00	62,863.33	0.00
G-RR	12/01/25 - 12/30/25	30	0.00	29,775.09	0.00	29,775.09	0.00	0.00	0.00	29,775.09	0.00
NR-RR	12/01/25 - 12/30/25	30	0.00	117,402.93	0.00	117,402.93	74,422.74	0.00	0.00	42,980.19	74,422.74
Totals			0.00	2,271,698.02	0.00	2,271,698.02	74,422.74	0.00	0.00	2,197,275.28	74,422.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,712,879.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,378,727.40	Master Servicing Fee	2,321.75
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,581.99
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	248.57
ARD Interest	0.00	Operating Advisor Fee	1,267.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	293.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,378,727.40	Total Fees	9,003.34

Principal		Expenses/Reimbursements
Scheduled Principal	467,756.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	40,811.40
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	54,922.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	991.13
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	47,847.96	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	515,604.06	Total Expenses/Reimbursements	96,725.52

		Interest Reserve Deposit	75,723.27

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,197,275.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	515,604.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,712,879.34
Total Funds Collected	2,894,331.46	Total Funds Distributed	2,894,331.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	577,326,239.70	577,326,239.70	Beginning Certificate Balance	577,326,239.70
(-) Scheduled Principal Collections	467,756.10	467,756.10	(-) Principal Distributions	515,604.06
(-) Unscheduled Principal Collections	47,847.96	47,847.96	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	576,810,635.64	576,810,635.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	577,489,588.98	577,489,588.98	Ending Certificate Balance	576,810,635.64
Ending Actual Collateral Balance	576,875,423.38	576,875,423.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP
	9,999,999 or less	19	103,307,544.24	17.91%	30	5.2197	1.821705	1.4999 or less	12	114,658,469.15	19.88%	6	5.3178	1.257635
10,000,000 to 19,999,999		11	152,720,860.79	26.48%	7	4.3251	2.453298	1.5000 to 1.7499	8	106,416,466.42	18.45%	30	5.0161	1.657376
20,000,000 to 29,999,999		2	47,986,924.22	8.32%	29	5.0325	1.654495	1.7500 to 1.9999	3	49,297,151.66	8.55%	31	5.2871	1.887682
30,000,000 to 49,999,999		5	186,039,669.14	32.25%	15	4.9527	2.197867	2.0000 to 2.9999	8	161,704,546.38	28.03%	29	4.6070	2.409201
	50,000,000 or greater	1	50,000,000.00	8.67%	30	4.1212	2.404100	3.0000 or greater	7	107,978,364.78	18.72%	(3)	3.8857	3.409467
	Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039	Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP
							Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP
Alabama	1	8,689,151.66	1.51%	31	5.2450	1.756500
							Lodging	6	128,275,633.02	22.24%	8	5.2903	2.001825
Arkansas	1	19,258,277.33	3.34%	31	4.6900	1.702000
							Mixed Use	1	5,700,000.00	0.99%	30	4.8550	2.541100
California	6	64,499,113.41	11.18%	(11)	5.2320	1.364669
							Mobile Home Park	1	3,912,846.60	0.68%	30	5.3300	1.636000
Florida	4	118,445,031.83	20.53%	28	4.7154	2.458323
							Multi-Family	7	59,674,087.43	10.35%	31	4.9725	1.813421
Georgia	2	6,602,255.71	1.14%	30	5.0730	2.380745
							Office	6	54,141,541.18	9.39%	29	5.0834	1.445129
Idaho	1	4,711,900.72	0.82%	29	5.7500	3.017900
							Other	2	64,651,864.08	11.21%	(23)	3.5132	3.680705
Nevada	1	37,000,000.00	6.41%	28	4.3660	2.406300
							Retail	10	223,699,030.87	38.78%	30	4.6602	2.270282
New Jersey	2	47,520,000.00	8.24%	31	5.2486	2.070911
							Totals	38	576,810,635.64	100.00%	19	4.7847	2.130039
New Mexico	1	15,502,302.78	2.69%	31	5.2650	1.615100

New York	3	106,651,864.08	18.49%	(3)	3.9092	3.431858

Ohio	3	3,810,560.31	0.66%	31	5.1400	2.048600

Pennsylvania	1	11,789,115.49	2.04%	31	5.1200	1.626700

South Carolina	1	10,275,203.52	1.78%	30	5.2700	2.028000

Texas	3	34,283,636.56	5.94%	31	4.9953	1.471256

Virginia	2	44,845,162.85	7.77%	28	5.0890	1.498723

Wisconsin	1	6,171,426.93	1.07%	29	5.3770	1.427500

Totals	38	576,810,635.64	100.00%	19	4.7847	2.130039

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP
	3.9999% or less	4	55,401,858.98	9.60%	(32)	3.1080	3.753500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	2	87,000,000.00	15.08%	29	4.2253	2.405036	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	11	135,198,019.44	23.44%	30	4.7566	2.228214	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	126,007,370.02	21.85%	28	5.1198	1.924153	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	11	136,447,749.95	23.66%	11	5.4284	1.542413	49 months or greater	38	540,054,998.39	93.63%	18	4.7564	2.168956
	Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039	Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP
	84 months or less	38	540,054,998.39	93.63%	18	4.7564	2.168956	Interest Only	16	297,571,858.98	51.59%	9	4.4776	2.452491
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	242,483,139.41	42.04%	29	5.0985	1.821005
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	36,755,637.25	6.37%	30	5.2002	NAP			No outstanding loans in this group
Underwriter's Information		7	92,238,166.66	15.99%	0	4.2000	2.508118
	12 months or less	31	447,816,831.73	77.64%	22	4.8710	2.099097
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	576,810,635.64	100.00%	19	4.7847	2.130039
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310381003	98	New York	NY	Actual/360	3.108%	37,100.48	11,961.85	0.00	N/A	05/05/23	05/05/26	13,862,427.87	13,850,466.02	01/05/26
1A	310381004				Actual/360	3.108%	37,100.48	11,961.85	0.00	N/A	05/05/23	05/05/26	13,862,427.87	13,850,466.02	01/05/26
1B	310381005				Actual/360	3.108%	37,100.48	11,961.85	0.00	N/A	05/05/23	05/05/26	13,862,427.87	13,850,466.02	01/05/26
1C	310381006				Actual/360	3.108%	37,100.47	11,962.41	0.00	N/A	05/05/23	05/05/26	13,862,423.33	13,850,460.92	01/05/26
2	320321102	LO	Clearwater Beach	FL	Actual/360	5.130%	140,819.74	58,030.31	0.00	N/A	03/06/28	--	31,877,699.45	31,819,669.14	01/06/26
2A	320321145				Actual/360	5.130%	102,238.99	42,131.59	0.00	N/A	03/06/28	--	23,144,083.87	23,101,952.28	01/06/26
3	310946725	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	01/01/26
4	320321104	OF	Richmond	VA	Actual/360	5.066%	58,318.52	21,126.60	0.00	N/A	05/05/28	--	13,368,621.24	13,347,494.64	12/05/25
4A	320321146				Actual/360	5.066%	58,318.52	21,126.60	0.00	N/A	05/05/28	--	13,368,621.24	13,347,494.64	12/05/25
4B	320321147				Actual/360	5.066%	38,879.02	14,084.40	0.00	N/A	05/05/28	--	8,912,413.80	8,898,329.40	12/05/25
4C	320321148				Actual/360	5.066%	23,327.41	8,450.64	0.00	N/A	05/05/28	--	5,347,448.02	5,338,997.38	12/05/25
5	333100118	RT	Elmhurst	NY	Actual/360	4.519%	163,426.43	0.00	0.00	N/A	05/05/28	--	42,000,000.00	42,000,000.00	07/05/25
6	320321106	LO	Beverly Hills	CA	Actual/360	5.500%	175,236.11	0.00	0.00	N/A	08/05/22	02/05/26	37,000,000.00	37,000,000.00	01/05/26
7	300571846	RT	Lakewood	NJ	Actual/360	5.320%	175,090.07	0.00	0.00	N/A	08/06/28	--	38,220,000.00	38,220,000.00	01/06/26
8	320321108	RT	Las Vegas	NV	Actual/360	4.366%	139,105.61	0.00	0.00	N/A	05/05/28	--	37,000,000.00	37,000,000.00	01/05/26
9	320321109	MF	Midland	TX	Actual/360	4.942%	106,067.24	39,118.92	0.00	N/A	08/06/28	--	24,924,090.86	24,884,971.94	01/06/26
10	300571849	RT	Conway	AR	Actual/360	4.690%	77,880.59	25,726.80	0.00	N/A	08/06/28	--	19,284,004.13	19,258,277.33	01/06/26
12	301741315	LO	Albuquerque	NM	Actual/360	5.265%	70,395.74	24,743.16	0.00	N/A	08/06/28	--	15,527,045.94	15,502,302.78	01/06/26
13	301741304	RT	San Bernardino	CA	Actual/360	4.830%	57,492.41	23,947.50	0.00	N/A	07/06/28	--	13,823,060.91	13,799,113.41	01/06/26
15	301741294	MF	Tulsa	OK	Actual/360	5.040%	59,074.10	16,962.82	0.00	N/A	07/06/28	--	13,611,543.18	13,594,580.36	01/06/26
16	301741309	MF	Erie	PA	Actual/360	5.120%	52,055.93	17,925.54	0.00	N/A	08/06/28	--	11,807,041.03	11,789,115.49	01/06/26
17	320321117	LO	Columbia	SC	Actual/360	5.270%	46,744.29	25,307.10	0.00	N/A	07/06/28	--	10,300,510.62	10,275,203.52	01/06/26
19	301741317	RT	Fairhope	AL	Actual/360	5.245%	39,312.76	15,048.80	0.00	N/A	08/06/28	--	8,704,200.46	8,689,151.66	01/06/26
20	301741312	MF	Bridgeton	NJ	Actual/360	4.955%	39,681.29	0.00	0.00	N/A	08/06/28	--	9,300,000.00	9,300,000.00	01/06/26
21	301741323	98	New York	NY	Actual/360	5.940%	47,313.75	0.00	0.00	N/A	08/06/28	--	9,250,000.00	9,250,000.00	01/06/26
22	301741308	RT	Pompano Beach	FL	Actual/360	5.250%	34,679.60	12,257.71	0.00	N/A	08/06/28	--	7,671,063.54	7,658,805.83	01/06/26
23	333100133	RT	Sanford	NC	Actual/360	5.200%	32,050.13	12,633.77	0.00	N/A	06/05/28	--	7,157,596.30	7,144,962.53	01/05/26
24	301741318	RT	Fort Worth	TX	Actual/360	5.010%	31,840.59	9,205.85	0.00	N/A	08/06/28	--	7,380,473.26	7,371,267.41	01/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	301741305	OF	The Woodlands	TX	Actual/360	4.925%	27,853.53	12,065.02	0.00	N/A	07/06/28	--	6,567,721.78	6,555,656.76	01/06/26
26	301741281	RT	Green Bay	WI	Actual/360	5.377%	28,623.91	10,582.81	0.00	N/A	06/06/28	--	6,182,009.74	6,171,426.93	01/06/26
27	320321127	LO	Orlando	FL	Actual/360	5.201%	26,330.99	14,635.33	0.00	N/A	06/06/28	--	5,879,240.41	5,864,605.08	01/06/26
28	301741316	LO	Santa Fe	NM	Actual/360	5.365%	24,025.73	8,136.78	0.00	N/A	08/06/28	--	5,200,531.27	5,192,394.49	01/06/26
29	301741295	MU	Savannah	GA	Actual/360	4.855%	23,829.96	0.00	0.00	N/A	07/06/28	--	5,700,000.00	5,700,000.00	01/06/26
30	320321130	MF	Los Angeles	CA	Actual/360	4.913%	22,968.14	0.00	0.00	N/A	08/05/28	--	5,429,000.00	5,429,000.00	01/05/26
31	333100144	LO	Meridian	ID	Actual/360	5.750%	23,367.89	7,561.47	0.00	N/A	06/05/28	--	4,719,462.19	4,711,900.72	01/05/26
33	320321133	OF	Various	OH	Actual/360	5.140%	16,895.71	6,720.56	0.00	N/A	08/01/28	--	3,817,280.87	3,810,560.31	01/01/26
34	300571844	MH	Glen Allen	VA	Actual/360	5.330%	17,985.27	5,750.13	0.00	N/A	07/06/28	--	3,918,596.73	3,912,846.60	01/06/26
35	333100139	LO	Buford	GA	Actual/360	5.990%	17,851.89	8,539.41	0.00	N/A	06/05/28	--	3,460,971.87	3,452,432.46	01/05/26
37	320321137	MF	Los Angeles	CA	Actual/360	4.913%	14,151.49	0.00	0.00	N/A	08/05/28	--	3,345,000.00	3,345,000.00	01/05/26
38	333100143	OF	Austin	TX	Actual/360	5.624%	13,790.97	4,666.98	0.00	N/A	06/05/28	--	2,847,674.84	2,843,007.86	01/05/26
39	320321139	MF	Los Angeles	CA	Actual/360	4.913%	10,737.36	0.00	0.00	N/A	08/05/28	--	2,538,000.00	2,538,000.00	01/05/26
40	320321140	MF	Los Angeles	CA	Actual/360	4.913%	10,102.77	0.00	0.00	N/A	08/05/28	--	2,388,000.00	2,388,000.00	01/05/26
41	320321141	RT	Alpharetta	GA	Actual/360	6.450%	5,018.33	1,269.50	0.00	N/A	06/05/28	--	903,525.21	902,255.71	01/05/26
Totals							2,378,727.40	515,604.06	0.00				577,326,239.70	576,810,635.64
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,128,239.00	25,452,847.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,008,520.00	18,716,813.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	163,624,408.00	134,437,740.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,405,399.00	14,576,158.00	07/01/24	06/30/25	--	0.00	0.00	79,401.96	79,401.96	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	79,401.96	79,401.96	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	52,934.64	52,934.64	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	31,760.78	31,760.78	0.00	0.00
5	5,767,721.70	1,538,592.74	01/01/25	03/31/25	12/11/25	10,500,000.00	40,811.40	121,948.12	928,130.22	1,399,618.41	0.00
6	2,275,305.69	2,304,779.33	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,995,114.92	3,069,004.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,828,745.64	3,107,935.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,736,947.27	2,182,483.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,091,117.07	3,925,050.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	31,917.64	0.00
12	1,864,909.26	2,092,602.07	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,765,755.63	1,686,024.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	704,240.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,821,098.00	1,970,269.28	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,280,638.08	934,544.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	864,908.70	988,949.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	772,000.00	385,920.00	08/01/24	01/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	791,196.12	600,986.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	638,462.81	442,485.94	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	664,267.15	564,454.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	12,465,130.00	17,422,323.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	689,238.31	553,578.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	452,697.48	356,127.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,324,681.28	1,242,476.19	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	564,551.04	157,134.54	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	549,837.72	353,954.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	275,162.62	181,700.54	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	88,106.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	212,971.63	170,605.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	210,496.21	118,180.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	105,658.24	80,209.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	284,175,178.57	240,406,280.88				10,500,000.00	40,811.40	365,447.46	1,171,629.56	1,431,536.05	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	310381003	11,961.85	Partial Liquidation (Curtailment)	0.00	0.00
1A	310381004	11,961.85	Partial Liquidation (Curtailment)	0.00	0.00
1B	310381005	11,961.85	Partial Liquidation (Curtailment)	0.00	0.00
1C	310381006	11,962.41	Partial Liquidation (Curtailment)	0.00	0.00
Totals		47,847.96		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	1	42,000,000.00	4	40,932,316.06	0	0.00	0	0.00	4	47,847.96	0	0.00	4.784666%	4.730612%	19
12/17/25	4	40,997,104.30	0	0.00	1	42,000,000.00	4	40,997,104.30	0	0.00	0	0.00	4	50,176.55	0	0.00	4.784804%	4.730754%	20
11/18/25	0	0.00	0	0.00	1	42,000,000.00	4	41,068,219.10	0	0.00	0	0.00	4	47,742.52	0	0.00	4.784958%	4.730911%	21
10/20/25	0	0.00	1	42,000,000.00	0	0.00	4	41,132,324.94	0	0.00	0	0.00	4	50,075.47	0	0.00	4.785093%	4.731050%	22
09/17/25	1	42,000,000.00	0	0.00	0	0.00	4	41,202,782.59	0	0.00	0	0.00	4	47,585.76	0	0.00	4.785244%	4.731205%	23
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	47,555.08	0	0.00	4.785376%	4.749462%	24
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	49,892.42	0	0.00	4.785508%	4.749582%	25
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	1,047,426.03	0	0.00	4.785654%	4.749715%	26
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	2,180,341.47	0	0.00	4.787010%	4.751090%	27
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	41,177.44	0	0.00	4.781034%	4.745169%	28
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	48,629.08	0	0.00	4.781181%	4.745304%	29
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	41,057.48	0	0.00	4.781377%	4.745484%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	320321104	12/05/25	0	B	79,401.96	79,401.96	0.00	13,368,620.98	01/24/24	98		08/08/25
4A	320321146	12/05/25	0	B	79,401.96	79,401.96	0.00	13,368,620.98	01/24/24	98		08/08/25
4B	320321147	12/05/25	0	B	52,934.64	52,934.64	0.00	8,912,413.97	01/24/24	98		08/08/25
4C	320321148	12/05/25	0	B	31,760.78	31,760.78	0.00	5,347,448.40	01/24/24	98		08/08/25
5	333100118	07/05/25	5	6	121,948.12	928,130.22	1,462,587.99	42,000,000.00	08/18/25	2
Totals					365,447.46	1,171,629.56	1,462,587.99	82,997,104.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		92,401,859	92,401,859	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		484,408,777	401,476,461	42,000,000		40,932,316
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	576,810,636	534,810,636	0	0	42,000,000	0
Dec-25	577,326,240	494,329,135	40,997,104	0	42,000,000	0
Nov-25	577,882,585	535,882,585	0	0	42,000,000	0
Oct-25	578,393,711	536,393,711	0	42,000,000	0	0
Sep-25	578,945,743	536,945,743	42,000,000	0	0	0
Aug-25	579,452,378	579,452,378	0	0	0	0
Jul-25	579,956,922	579,956,922	0	0	0	0
Jun-25	580,502,609	580,502,609	0	0	0	0
May-25	582,002,747	582,002,747	0	0	0	0
Apr-25	584,674,762	584,674,762	0	0	0	0
Mar-25	585,164,412	585,164,412	0	0	0	0
Feb-25	585,782,924	585,782,924	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	320321104	13,347,494.64	13,368,620.98	93,700,000.00	08/01/25	13,783,801.00	1.48560	06/30/25	05/05/28	267
4A	320321146	13,347,494.64	13,368,620.98	93,700,000.00	08/01/25	4,786,870.00	1.49000	--	05/05/28	267
4B	320321147	8,898,329.40	8,912,413.97	93,700,000.00	08/01/25	3,046,190.00	1.49000	--	05/05/28	267
4C	320321148	5,338,997.38	5,347,448.40	93,700,000.00	08/01/25	1,885,737.00	1.49000	--	05/05/28	267
5	333100118	42,000,000.00	42,000,000.00	180,000,000.00	12/22/17	1,446,577.24	3.04880	03/31/25	05/05/28	I/O
Totals		82,932,316.06	82,997,104.33	554,800,000.00		24,949,175.24

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	320321104	OF	VA	01/24/24	98

Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Collateral is comprised of 2, adjacent, Class A, 21-story office towers totaling 950K SF in Richmond, VA. Occupany is 78% as of 6/30/25. Cash

management is in place and cash flow sweep is active. Special Servicer has engaged legal counsel; however, PNA has not been executed. Largest tenant had a lease expiration of 6/30/25 has exercised its 5 year renewal option to 6/30/30 and the lease renewal has been executed. Second largest tenant, which had been dark since 2022, vacated the property upon lease expiration on 8/31/25, dropping the occupancy to 63%. Receiver was appointed on 8/26/25 and has been focused

	on addressing capex and leasing at the property. Special Servicer continues to review Lender's rights and remedies.

4A	320321146	Various	Various	01/24/24	98
	Please refer to commentary on loan 320321104

4B	320321147	Various	Various	01/24/24	98
	Please refer to commentary on loan 320321104

4C	320321148	Various	Various	01/24/24	98
	Please refer to commentary on loan 320321104

5	333100118	RT	NY	08/18/25	2

Loan transferred to SS for imminent default on 8/19/2025 due to cash flow issues and delinquent payments. Property is a five-story, 445,954 SF retail complex in Elmhurst, NY. Collateral includes 3,414 SF freestanding Citibank branch, 217,539

SF spanning lower level through 3rd floor, and a 49.26% interest in common areas. Includes six-story, 1,450-space helical parking garage. Renovated in 2001 with two additional floors separately owned and fully occupied by Target. In 4/25,

Borrower advised Lende r they would no longer fund shortfalls or support the asset. Borrower ceased funding in 5/25. Borrower will has notified Lender that they will cooperate on a stipulated foreclosure and receivership. Lender will dual track

	foreclosure with workout discussions.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310381003	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
1A	310381004	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
1B	310381005	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
1C	310381006	0.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
6	320321106	40,000,000.00	4.80000%	40,000,000.00	4.80000%	10	09/04/20	09/04/20	10/13/20
12	301741315	16,991,620.04	5.26500%	16,991,620.04	5.26500%	10	08/06/20	08/06/20	09/11/20
13	301741304	15,266,168.43	4.83000%	15,266,168.43	4.83000%	10	09/15/20	07/06/20	09/11/20
22	301741308	8,434,631.90	5.25000%	8,434,631.90	5.25000%	10	07/15/20	04/06/20	08/11/20
28	301741316	5,681,761.51	5.36500%	5,681,761.51	5.36500%	10	08/06/20	08/06/20	10/13/20
Totals		86,374,181.88		86,374,181.88
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	320321114 09/17/21	13,923,851.14	14,600,000.00	17,191,515.26	2,829,289.29	17,191,515.26	14,362,225.97	0.00	0.00	355,662.43	(355,662.43)	2.45%
36	300571848 08/17/21	3,308,885.61	4,000,000.00	3,661,330.05	784,839.52	3,661,330.05	2,876,490.53	432,395.08	0.00	(1,354.50)	433,749.58	12.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,232,736.75	18,600,000.00	20,852,845.31	3,614,128.81	20,852,845.31	17,238,716.50	432,395.08	0.00	354,307.93	78,087.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/25	0.00	3,229.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	4,998.08	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	14,174.61	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	1,182.41	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	13,405.49	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	9,272.62	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	12,932.31	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	3,008.05	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	45,555.54	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	219,514.58	0.00	0.00	0.00	0.00	0.00	0.00
14	320321114	07/17/23	0.00	0.00	(355,662.43)	0.00	(67,449.32)	0.00	0.00	0.00	0.00
		11/18/22	0.00	0.00	(288,213.11)	0.00	(288,213.11)	0.00	0.00	0.00
		09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	300571848	02/17/22	0.00	0.00	433,749.58	0.00	0.00	1,354.50	0.00	0.00	433,749.58
		08/17/21	0.00	0.00	432,395.08	0.00	0.00	432,395.08	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	327,273.59	78,087.15	0.00	(355,662.43)	433,749.58	0.00	0.00	433,749.58

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	2,877.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	2,877.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	1,918.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	1,151.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	46,097.22	0.00	0.00	40,811.40	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(22,302.78)
9	0.00	0.00	0.00	0.00	725.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	265.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	54,922.99	0.00	991.13	40,811.40	0.00	0.00	0.00	0.00	0.00	(22,302.78)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		74,422.74

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27